Deferred Revenue - Additional information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Deferred revenue		¥ 407,168	¥ 62,638
Deferred revenue, current	$ 41,611	271,510	56,695
Deferred revenue, noncurrent	$ 20,790	135,658	¥ 5,943
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected to be recognized		¥ 271,510
Period of performance obligation expected to be recognized	12 months	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected to be recognized		¥ 135,658
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01 | Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Period of performance obligation expected to be recognized	12 months	12 months